Long Term Debt - Summary of Long Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	May 25, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 09, 2020	Feb. 19, 2020	Dec. 31, 2019
Principal
Total long-term debt	$ 128,504		$ 54,641
Less: current portion of long-term debt	0		0				$ (1,952)
Non-current portion of debt principal	128,504		54,641
Fair Value Adjustment
Total long-term debt	65,824		20,163
Less: current portion of long-term debt	0		0
Long-term debt, net of current portion	65,824		20,163
Net
Total long-term debt	194,328		74,804
Less: current portion of long-term debt	0		0
Long-term debt	$ 194,328		$ 74,804				$ 0
3.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage			3.00%
Principal
Total long-term debt			$ 21,281
Fair Value Adjustment
Total long-term debt			10,825
Net
Total long-term debt			32,106
8.00% – 2020 Convertible Notes
Principal
Total long-term debt			8,000
Fair Value Adjustment
Total long-term debt			6,789
Net
Total long-term debt			14,789
5.00% – $30.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	5.00%
Convertible Notes
Principal
Less: current portion of long-term debt	$ 0		0
Non-current portion of debt principal	$ 164,453		$ 76,281
Convertible Notes | 3.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	3.00%	3.00%	3.00%	3.00%	3.00%
Debt instrument, principal amount	$ 21,300		$ 21,300		$ 21,300
Principal
Total long-term debt	21,281		21,281
Fair Value Adjustment
Total long-term debt	14,933		10,825
Net
Total long-term debt	$ 36,214		$ 32,106
Convertible Notes | 8.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	8.00%		8.00%			8.00%
Debt instrument, principal amount	$ 8,000		$ 8,000			$ 8,000
Principal
Total long-term debt	8,000		8,000
Fair Value Adjustment
Total long-term debt	9,038		6,789
Net
Total long-term debt	$ 17,038		14,789
Convertible Notes | 5.00% – $50.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	5.00%
Debt instrument, principal amount	$ 50,000
Principal
Total long-term debt	10,274
Fair Value Adjustment
Total long-term debt	946
Net
Total long-term debt	$ 11,220
Convertible Notes | 5.00% – $25.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	5.00%
Debt instrument, principal amount	$ 25,000
Principal
Total long-term debt	25,000
Fair Value Adjustment
Total long-term debt	18,070
Net
Total long-term debt	$ 43,070
Convertible Notes | 5.00% – $30.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	5.00%
Debt instrument, principal amount	$ 30,000
Principal
Total long-term debt	30,000
Fair Value Adjustment
Total long-term debt	16,816
Net
Total long-term debt	46,816
2020 Term Facility Loan
Debt Instrument [Line Items]
Debt instrument, principal amount	35,000		35,000
Principal
Total long-term debt	33,949		22,500
Fair Value Adjustment
Total long-term debt	6,021		2,549
Net
Total long-term debt	$ 39,970		25,049
Paycheck Protection Program
Principal
Total long-term debt			2,860
Non-current portion of debt principal			2,900
Fair Value Adjustment
Total long-term debt			0
Net
Total long-term debt			$ 2,860